FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / d	Dec. 31, 2020 daysPerYear	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $	$ 22,739			$ 54,853	$ 205,328
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Forward Freight Market Rates | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		8,554
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Forward Freight Market Rates | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,419
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Forward Freight Market Rates | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,044
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Implied Charter Rates | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		12,715
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Implied Charter Rates | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,584
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Adjusted Implied Charter Rates | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		13,857
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Ship Operating And Drydocking Costs | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		5,328
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Ship Operating And Drydocking Costs | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		7,754
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Offhire | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear			1
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Offhire | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear			38
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Offhire | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		6,918	5.61
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $	119,300
Fair value of finance lease right-of-use-asset | $	$ 25,000